COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2003
Loss Contingencies [Line Items]
Accrual for loss contingency	$ 5,185	$ 3,441
Aggregate amount of guarantees	122,434
Restricted cash collateral	59,735
Guarantees on employee performance	13,951
Guarantees on salary and benefit costs	3,033
Peru [Member]
Loss Contingencies [Line Items]
Aggregate amount of guarantees	88,763
Brazilian Tax Authority [Member]
Loss Contingencies [Line Items]
Damages being sought	8,863		$ 4,000
Accrual for loss contingency	2,539	2,689
Estimated maximum loss from contingency	23,149	12,053
Amount paid		2,059
Brazilian Tax Authority [Member] | General and administrative expenses [Member]
Loss Contingencies [Line Items]
Reversal amount		619
Brazilian Tax Authority [Member] | Financial income [Member]
Loss Contingencies [Line Items]
Reversal amount		1,811
Brazilian Tax Authority [Member] | Tax expenses [Member]
Loss Contingencies [Line Items]
Reversal amount		315
Pending And Threatened Litigation [Member]
Loss Contingencies [Line Items]
Accrual for loss contingency	2,646	752
Estimated maximum loss from contingency	$ 9,635	$ 2,472